Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	June 30, 2024	December 31, 2023
Office equipment	$302,196	$302,196
Less: accumulated depreciation	(301,336)	(300,222)
	$860	$1,974

Depreciation expense was $517 and $665 for the three months ended June 30, 2024 and 2023, respectively. Depreciation expense was $1,114 and $3,152 for the six months ended June 30, 2024 and 2023, respectively.

5.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	December 31, 2023	December 31, 2022
Office equipment	$302,196	$302,196
Less: accumulated depreciation	(300,222)	(295,856)
	$1,974	$6,340

Depreciation expense was $4,366 and $32,982 for the years ended December 31, 2023 and 2022, respectively.